Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2015	Oct. 01, 2014	Jun. 05, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Document period end date	Mar. 31, 2015
Amendment flag	false
Document Period Focus	Q4
Document Fiscal Year Focus	2015
Current fiscal year end date	--03-31
Entity central index key	0000088948
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SENECA FOODS CORP /NY/
Entity voluntary filers	No
Entity well known seasoned issuer	No
Class Of Stock [Line Items]
Trading Symbol	SENEA
Entity public float		$ 236,271,000
Common Class A Member
Class Of Stock [Line Items]
Entity common stock shares outstanding			7,926,280
Common Class B Member
Class Of Stock [Line Items]
Entity common stock shares outstanding			1,967,958